Debt Obligations - schedule of debt obligations (Detail) - USD ($)	Dec. 31, 2020	Mar. 31, 2020	Mar. 31, 2019
Total debt obligations	$ 0	$ 143,144,000
StepStone Group LP
Term Loan B		147,000,000	$ 148,500,000
Less: Debt issuance costs and discount		(3,856,000)	(4,648,000)
Total debt obligations		$ 143,144,000	$ 143,852,000